Non-Controlling Interest (Details) - USD ($)	1 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2022	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Non-Controlling Interest (Details) [Line Items]
Temporary equity, shares authorized (in Shares)	1,000,000	1,000,000		1,000,000		1,000,000	1,000,000
Temporary equity, par value (in Dollars per share)	$ 0	$ 0		$ 0		$ 0	$ 0
Temporary equity, shares outstanding (in Shares)	3,138	3,138		3,138		3,138	3,138
Temporary equity, shares issued (in Shares)	3,138	3,138		3,138		3,138	3,138
Embedded derivative liability	$ 359,225	$ 285,640		$ 285,640		$ 359,225	$ 511,948
Redeemable noncontrolling interest, equity, carrying amount		2,640,394		$ 2,640,394
Weighted average remaining recognition period				7 years		7 years
Vesting percentage						80.00%
Weighted average remaining recognition period				3966817 years		6195461 years
Decrease to redeemable noncontrolling interest				$ 497,606
Redeemable Non Controlling Interests [Member]
Non-Controlling Interest (Details) [Line Items]
Embedded derivative liability	497,606					$ 497,606
Redeemable noncontrolling interest, equity, carrying amount	$ 3,547,765	$ 4,032,163		4,032,163		3,547,765	2,901,899
Preferred share accretion adjustment				$ 484,398		645,866	261,505
Decrease to redeemable noncontrolling interest							$ 497,606
Series B Preferred Stock [Member] | Levo Mobility LLC [Member]
Non-Controlling Interest (Details) [Line Items]
Temporary equity, shares authorized (in Shares)	1,000,000	1,000,000		1,000,000		1,000,000
Percentage of grant date issued				8.00%		8.00%
Temporary equity, par value (in Dollars per share)	$ 1,000	$ 1,000		$ 1,000		$ 1,000
Temporary equity, accretion of dividends	$ 326,606			$ 538,668		$ 326,606
Temporary equity, shares outstanding (in Shares)	3,138	3,138		3,138		3,138
Temporary equity, shares issued (in Shares)	3,138	3,138		3,138		3,138
Redeemable noncontrolling interest, equity, fair value	$ 3,138,000	$ 3,138,000		$ 3,138,000		$ 3,138,000
Redeemable noncontrolling interest, equity, carrying amount	2,640,394					$ 2,640,394
Selling, General and Administrative Expenses [Member]
Non-Controlling Interest (Details) [Line Items]
Stock-based compensation		1,128,244	$ 1,180,779	$ 3,197,471	$ 4,487,003
Class D Incentive Units [Member]
Non-Controlling Interest (Details) [Line Items]
Vesting percentage				80.00%		80.00%
Vesting percentage				20.00%		20.00%
Total unrecognized compensation cost related to nonvested restricted stock	$ 1,991,555	314,607		$ 314,607		$ 1,991,555
Weighted average remaining recognition period				2 years 3 months		3 years 109 days
Class D Incentive Units [Member] | Share-Based Payment Arrangement, All Tranches [Member]
Non-Controlling Interest (Details) [Line Items]
Percentage of grant date issued				80.00%
Vesting percentage				80.00%		80.00%
Class D Incentive Units [Member] | Share-Based Payment Arrangement, Tranche Three [Member]
Non-Controlling Interest (Details) [Line Items]
Vesting percentage				25.00%		25.00%
Class D Incentive Units [Member] | Share-Based Payment Arrangement, Tranche One [Member]
Non-Controlling Interest (Details) [Line Items]
Vesting percentage				25.00%		25.00%
Class D Incentive Units [Member] | Share-Based Payment Arrangement, Tranche Two [Member]
Non-Controlling Interest (Details) [Line Items]
Vesting percentage				25.00%		25.00%
Class D Incentive Units [Member] | Share Based Compensation Award Tranche Four [Member]
Non-Controlling Interest (Details) [Line Items]
Vesting percentage				25.00%		25.00%
Class D Incentive Units [Member] | Selling, General and Administrative Expenses [Member]
Non-Controlling Interest (Details) [Line Items]
Stock-based compensation		$ 31,226	$ 152,315	$ 95,908	$ 293,165	$ 445,479